Intangible Asset (Details) - Schedule of Fair Value of the Intangible Asset - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Intangible Asset [Abstract]
Balance at beginning		$ 3,189	$ 4,717	$ 4,717
Loss on impairment of intangible asset	$ (1,042)			(1,042)
Depreciation of intangible asset		(183)		(486)
Balance at ending	$ 3,189	$ 3,006	$ 4,474	$ 3,189